THE TARGET PORTFOLIO TRUST
Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102-4077

February 25, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:           485(b) Filing for The Target Portfolio Trust
Registration Nos. 33-50476 & 811-7064

Dear Sir or Madam,

We are filing today via EDGAR a Post-Effective Amendment under Rule 485(b) to the Registration Statement of the above-referenced Registrant.  This Post-Effective Amendment designates February 25, 2010 as its effective date.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Very truly yours,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary